Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	$ 390,513,607	$ 349,295,593
Level 1, Level 2 and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	379,783,324	337,496,267
Level 1, Level 2 and Level 3 | Team, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	6,866,403	6,194,687
Level 1, Level 2 and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	372,720,222	331,119,611
Level 1, Level 2 and Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	196,699	181,969
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	379,783,324	337,496,267
Level 1 | Team, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	6,866,403	6,194,687
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	372,720,222	331,119,611
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	196,699	181,969
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Level 2 | Team, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Level 3 | Team, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Total Collective Investment Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	$ 10,730,283	$ 11,799,326